Note 5 - Accrued Expenses	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Accounts Payable and Accrued Liabilities Disclosure [Text Block]
5.	Accrued Expenses

The accrued expenses consist of:

	December 31, 2019	December 31, 2020
Accrued payroll expenses	112,381	137,332
Accrued interest expense	586,186	351,085
Accrued general and administrative expenses	68,336	86,043
Accrued commissions	52,175	32,586
Other accrued expenses	145,345	97,462
Total	964,423	704,508